REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS (Details)	Apr. 30, 2014	Dec. 31, 2013
Exchange Rate [Abstract]
Exchange Rate Eur To Usd		0.7251
Foreign Currency Translation Abstract
Foreign Currency Exchange Rate, Translation	0.721